Short-Term and Long-Term Debt (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Non-operating indebtedness of subsidiaries to total capitalization, maximum	7.50%
Five-year revolving credit facility [Member]
Debt Instrument [Line Items]
Maximum Issuance Of Line of Credit	$ 2,500
Minimum consolidated net worth	$ 10,000
Percentage of aggregate net proceeds of equity issuances	50.00%
Debt to capital ratio (low end of range)	0.35%
Debt to capital ratio (high end of range)	1.00%
Delaware Trust Facility [Member]
Debt Instrument [Line Items]
Facility agreement term	10 years
Pre-capitalized securities, sold by trust	$ 500
Facility fee rate	1.691%
Stockholders' equity threshold triggering required facility exercise	$ 2,750
Potential Issuance In Exchange For US Treasury Securities [Member] | Senior Notes 2.330%, Due 2030 [Member]
Debt Instrument [Line Items]
Interest rate	2.33%
Potential Issuance In Exchange For US Treasury Securities [Member] | Delaware Trust Facility [Member] | Senior Notes 2.330%, Due 2030 [Member]
Debt Instrument [Line Items]
Principal balance	$ 500
Interest rate	2.33%